Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Redeemable Non-Controlling Interests [Abstract]
Schedule of Movement of Redeemable Non-Controlling Interests

The movement of redeemable non-controlling interests was as follows:

	For the years ended December 31,
	2024	2023	2022
Balance at beginning of the year	$34,543,186	$31,228,329	$-
Contribution from redeemable non-controlling interests	-	-	29,467,667
Accretion to redemption value of redeemable non-controlling interests	1,792,027	3,920,454	2,600,738
Reclassification of the redeemable non-controlling interests to permanent equity	(35,527,113)
Foreign exchange effect	(808,100)	(605,597)	(840,076)
Balance at end of the year	$-	$34,543,186	$31,228,329